Commitments (Tables)	9 Months Ended
Sep. 30, 2022
Summary of Finance Lease and Operating Lease by Lessee Explanatory
	Service and manufacturing	R&D contracts	TOTAL
	$	$	$
Less than 1 year	7,006	1,870	8,876
1 - 3 years	2,089	629	2,718
4 - 5 years	46	—	46
More than 5 years	—	—	—
Total	9,141	2,499	11,640

Summary of Research and Development and Revenue Related Milestone Payments Explanatory

	Future potential R&D milestone payments	Future potential revenue milestone payments	TOTAL
	$	$	$
Less than 1 year	24	—	24
1 - 3 years	198	—	198
4 - 5 years	1,243	—	1,243
More than 5 years	7,062	37,438	44,500
Total	8,527	37,438	45,965